Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedules of customers accounting for more than 10% of total Rrevenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
United States	$2,033	$1,959	$5,910	$3,403
Greater China	7,591	4,548	17,800	9,868
Rest of North America	1,286	167	2,513	525
South America	409	214	1,004	483
Rest of Asia Pacific	127	455	701	1,168
Europe	711	243	1,523	510
Total revenue	$12,157	$7,586	$29,451	$15,957

Schedule of contract liabilities
	September 30, 2021	December 31, 2020
Deferred revenue	$377	$1,665

Schedules of customers accounting for more than 10% of total Rrevenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Customer A	25.7%	51.6%	39.3%	57.3%
Customer B	12.9%	10.3%	5.4%	13.6%
Customer C	—%	13.2%	—%	6.4%